Offerings - Offering: 1	Oct. 22, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,637,503
Proposed Maximum Offering Price per Unit	53.725
Maximum Aggregate Offering Price	$ 249,149,848.68
Fee Rate	0.01531%
Amount of Registration Fee	$ 38,144.84
Offering Note
(1)
This Registration Statement on Form
S-8
(the “Registration Statement”) covers (i) shares of common stock, $0.01 par value per share (“Common Stock”), of Commercial Metals Company (the “Registrant”) authorized for issuance under the Commercial Metals Company 2013 Long-Term Equity Incentive Plan (as amended, the “Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that may become issuable under the Plan by reason of any stock dividend, stock split or other similar transaction.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act, based on the average of the high and low prices reported for a share of Common Stock on the New York Stock Exchange on October 15, 2024.

(3)
Represents shares of the Registrant’s Common Stock issuable under the Plan, including shares of Common Stock that may become available for issuance under the Plan upon the forfeiture, cancellation, expiration or termination of awards under the Plan.